Minimum Lease Payment under Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2021	$ 2,273
2022	2,253
2023	2,328
2024	2,305
2025 and thereafter	5,236
Total minimum lease payments	14,395
Less imputed interest	(1,759)
Total present value of operating lease liabilities	$ 12,636
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesMember